Accrued Expenses and Other Current Liabilities	6 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of
	September 30, 2025	March 31, 2025
Accrued staff costs	$15,107	$6,239
Accrued administrative expenses	54,790	54,888
Other payables	21,000	217,680
Total	$90,897	$278,807